Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 127	$ 125
Accounts receivable	498	428
Due from affiliated companies	62	81
Income and other taxes receivable	5	7
Prepaid and other assets	35	35
Current portion of derivative assets	16	19
Total	743	695
Non-current assets
Property, plant and equipment, net	517	449
Intangible assets, net	1,546	1,008
Goodwill	1,963	1,350
Derivative assets	0	13
Deferred income taxes	29	14
Other long-term assets	25	27
Total	4,080	2,861
Total assets	4,823	3,556
Current liabilities
Accounts payable and accrued liabilities	290	289
Due to affiliated companies	178	111
Income and other taxes payable	57	67
Current portion of provisions	2	1
Current maturities of long-term debt	122	83
Current portion of derivative liabilities	0	1
Total	649	552
Non-current liabilities
Provisions	191	2
Long-term debt	1,628	881
Derivative liabilities	12	0
Deferred income taxes	290	264
Other long-term liabilities	16	19
Total	2,137	1,166
Total liabilities	2,786	1,718
Owners’ equity	2,037	1,838
Total liabilities and owners’ equity	4,823	3,556
Contingent liabilities